Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation
Schedule of number and weighted average GDFV of RSUs granted to employees of GCI Holdings

	Nine months ended
	September 30, 2025
	RSUs	Weighted
	granted	average
	(000’s)	GDFV
GLIBK time-based RSUs, GCI employees(1)	105	$37.85
GLIBK performance-based RSUs, GCI employees(2)	59	$37.85
GLIBK performance-based RSUs, GCI Liberty CEO(3)	18	$37.85
(1)	Grants mainly vest between one and three years.
(2)	Grants vest in March 2026, subject to the satisfaction of certain performance objectives.
(3)	Grant vests in March 2026, subject to the satisfaction of certain performance objectives. Grant was made to the Company’s Chief Executive Officer (“CEO”) in connection with his Employment Agreement (as defined in note 8).

		Weighted
	Series C	Average
	(000’s)	GDFV
RSUs outstanding at December 31, 2023	298	$105.81
Granted	96	$57.07
Vested	(106)	$91.32
Cancelled	(33)	$101.94
RSUs outstanding at December 31, 2024	255	$93.95